Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2015 Fair value	June 30, 2016 Fair value
Interest rate swaps	Financial Instruments non-current assets	$3,494	$-
Interest rate swaps	Financial Instruments current liabilities	(8,931)	(6,703)
Interest rate swaps	Financial Instruments non-current liabilities	(2,743)	(1,356)
Total derivatives		$(8,180)	$(8,059)

		Amount of Loss
Derivatives not designated as hedging instruments	Location of Loss Recognized	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
Interest rate swaps	Loss on interest rate swaps, net	(10,061)	(6,547)
Total		$(10,061)	$(6,547)

Recurring measurements
	June 30, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-liability position	(8,059)	-	(8,059)	-

Total	$(8,059)	-	(8,059)	$-